Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related party transaction
Expenses	$ 139,000	$ 186,000
Balances with related parties included in:
Accounts receivable-related parties	1,329,000		$ 1,166,000
Other payables, accruals and advance receipts	2,062,000		1,915,000
Other non-current liabilities	10,604,000		10,502,000
Amounts due from related parties	998,000		1,149,000
Other payables, accruals and advance receipts
Balances with related parties included in:
Future brand liability	1,538,000		1,538,000
Other non-current liabilities
Balances with related parties included in:
Future brand liability	10,013,000		9,766,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	1,074,000		1,166,000
Other payables, accruals and advance receipts	2,002,000		1,915,000
Other non-current liabilities	$ 10,013,000		$ 9,766,000
Period of repayable on demand and interest-bearing (in months)	1 month		1 month
Equity investees
Related party transaction
Purchases	$ 2,225,000	1,954,000
Balances with related parties included in:
Accounts receivable-related parties	255,000
Other receivables, prepayments and deposits	998,000		$ 1,149,000
Other payables, accruals and advance receipts	60,000
Other non-current liabilities	591,000		$ 736,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	1,638,000	2,311,000
Research and development services | Equity investees
Related party transaction
Sales	263,000	261,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	77,000	186,000
Marketing services | Equity investees
Related party transaction
Expenses	62,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 490,000	$ 485,000